UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811- 21419)

Hennessy SPARX Funds Trust
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2011

Date of reporting period:  January 31, 2011

Item 1. Schedule of Investments.

Hennessy Select SPARX Japan Fund
Schedule of Investments
January 31, 2011 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 93.01%
Consumer Discretionary - 19.95%
Asics Corp.	224,000	$2,982,094	4.25%
Isuzu Motors, Ltd.	300,000	1,415,892	2.02%
Ryohin Keikaku Co., Ltd.	72,000	3,098,359	4.41%
Shimano, Inc.	65,900	3,291,323	4.69%
Toyota Motor Corp.	78,000	3,211,228	4.58%
		13,998,896	19.95%
Consumer Staples - 6.82%
Kao Corp.	127,500	3,335,004	4.75%
Unicharm Corp.	37,600	1,448,590	2.07%
		4,783,594	6.82%
Financials - 7.68%
Mizuho Financial Group	1,400,000	2,702,776	3.85%
Sumitomo Mitsui Financial Group, Inc.	79,000	2,686,000	3.83%
		5,388,776	7.68%
Health Care - 7.60%
Mani, Inc.	20,500	757,529	1.08%
Rohto Pharmaceutical Co., Ltd.	281,000	3,228,640	4.60%
Terumo Corp.	26,000	1,349,260	1.92%
		5,335,429	7.60%
Industrials - 29.51%
Daikin Industries	98,000	3,395,787	4.84%
Itochu Corp.	299,500	3,259,945	4.64%
Komatsu, Ltd.	48,000	1,431,712	2.04%
Marubeni Corp.	384,000	2,891,110	4.12%
Misumi Group, Inc.	113,200	2,909,495	4.15%
Mitsubishi Corp.	123,300	3,442,148	4.90%
Sumitomo Corp.	234,900	3,384,029	4.82%
		20,714,226	29.51%
Information Technology - 4.85%
Keyence Corp.	12,800	3,405,305	4.85%

Materials - 16.60%
Fuji Seal International, Inc.	137,600	3,233,544	4.61%
Sumitomo Metal Industries	1,200,000	2,809,229	4.00%
Sumitomo Metal Mining Co., Ltd.	170,000	2,794,572	3.98%
Taiyo Nippon Sanso Corp.	330,000	2,812,167	4.01%
		11,649,512	16.60%
TOTAL COMMON STOCKS (Cost $60,117,242)		$65,275,738	93.01%

			% of
	Shares	Value	Net Assets
SHORT-TERM INVESTMENTS - 8.07%
Money Market Funds - 8.07%
Federated Government Obligations - Institutional Class
0.02% (a)	2,096,603	2,096,603	2.99%
Fidelity Government Portfolio - Institutional Class
0.04% (a)	3,566,000	3,566,000	5.08%
TOTAL SHORT-TERM INVESTMENTS (Cost $5,662,603)		$$5,662,603	8.07%
Total Investments (Cost 65,779,845) - 101.08%		$70,938,341	101.08%
Liabilities in Excess of Other Assets - (1.08)%		(756,552)	(1.08)%
TOTAL NET ASSETS - 100.00%		$$70,181,789	100.00%

Footnotes

Percentages are stated as a percent of net assets.

(a) The rate listed is the fund's 7-day yield as of January 31, 2011.

The cost basis of investments for federal income tax purposes at January 31, 2011 was as follows*:

Cost of investments	$65,827,083
Gross unrealized appreciation	5,922,959
Gross unrealized depreciation	(811,701)
Net unrealized depreciation	$5,111,258

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2011

The fund has adopted authoritative fair valuation accounting standards which establish an an authoritative definition of fair value and set out a heirarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

Securities which are traded on a national or recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded.  Exchange-traded securities for which there were no transactions that day and debt securities are valued at the most recent bid prices. Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis. When a price for an underlying security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security, fair value pricing procedures have been adopted by the Board of Directors of the Funds. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Funds' NAV will reflect the affected portfolio securities' value as determined in the judgement of the Board of Trustees or its designee intead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other investment companies to calculate their net asset values are considered level 2 prices in the fair valuation hierarchy.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over  time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based  on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the fund's net assets as of January 31, 2011:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$-	$13,998,896	$-	$13,998,896
Consumer Staples	-	4,783,594	-	4,783,594
Financials	-	5,388,776		5,388,776
Health Care	-	5,335,429	-	5,335,429
Industrials	-	20,714,226	-	20,714,226
Information Technology	-	3,405,305	-	3,405,305
Materials	-	11,649,512	-	11,649,512
Total Common Stock	$-	$65,275,738	$-	$65,275,738

Short-Term Investments	$5,662,603	$-	$-	$5,662,603

Total Investments in Securities	$5,662,603	$65,275,738	$-	$70,938,341

Transfers between levels are recognized at the end of the reporting period. During the period ended January 31, 2011, the Fund recognized significant transfers to/from Level 1 or Level 2.

Level 2 Reconciliation Disclosure
The following amounts were transfers in/(out) of Level 2 assets:
		Common Stock
Transfers into Level 2 from Level 1		$ 65,275,738
Transfers out of Level 2 from Level 1		-
Net transfers in and/or out of Level 2		$ 65,275,738

Transfers were made out of Level 1 into Level 2 because securities prices were fair value adjusted by an independent third party service provider which utilized a fair value pricing methodology using observable inputs per the Fund's valuation procedures.

Hennessy Select SPARX Japan Smaller Companies Fund
Schedule of Investments
January 31, 2011 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 88.25%
Consumer Discretionary - 23.21%
Arc Land Sakamoto Co., Ltd.	26,800	326,199	1.48%
ASKUL Corp.	16,300	323,254	1.47%
Bals Corp.	260	253,623	1.15%
Fujitsu General Ltd.	47,000	276,834	1.25%
H.I.S. Co., Ltd.	10,500	274,026	1.24%
Meiwa Estate Co., Ltd. (a)	40,300	307,969	1.40%
Mitsui Sugar Co., Ltd.	76,000	311,176	1.41%
Nippon Seiki Co., Ltd.	35,000	424,403	1.92%
Otsuka Kagu, Ltd.	28,100	297,839	1.35%
Press Kogyo Co., Ltd. (a)	80,000	398,577	1.81%
Sanden Corp.	76,000	364,244	1.65%
Seiko Holdings Corp.	94,000	319,892	1.45%
Seria Co., Ltd.	134	272,377	1.23%
Tohokushinsha Film Corp.	62,400	368,143	1.67%
Village Vanguard Co., Ltd.	104	446,020	2.02%
Wowow, Inc.	94	157,484	0.71%
		5,122,060	23.21%
Consumer Staples - 1.65%
Cawachi Ltd.	17,800	363,746	1.65%

Financials - 4.80%
Anicom Holdings, Inc. (a)	7,400	286,741	1.30%
Suruga Bank, Ltd.	40,000	373,781	1.69%
Tokyo Tomin Bank, Ltd.	29,300	399,235	1.81%
		1,059,757	4.80%
Health Care - 1.65%
Message Co., Ltd.	120	363,736	1.65%

Industrials - 32.53%
Aichi Corp.	73,600	324,092	1.47%
Anest Iwata Corp.	93,000	438,304	1.99%
Asunaro Aoki Construction., Ltd.	58,500	276,859	1.26%
Benefit One, Inc.	332	274,496	1.24%
Ichinen Holdings Co., Ltd.	29,100	161,379	0.73%
Kito Corp.	119	114,548	0.52%
Kyosan Electric Manufacturing Co., Ltd.	64,000	352,232	1.60%
Mirait Holdings Corp.	55,900	443,358	2.01%
NEC Capital Solutions Ltd.	24,000	398,819	1.81%
Nippon Yusoki Co., Ltd.	140,000	375,444	1.70%
Nitto Boseki Co., Ltd.	142,000	362,700	1.64%
Nitto Kogyo Corp.	27,200	331,675	1.50%
NPC Inc.	15,600	305,804	1.39%
Prestige International, Inc.	151	243,453	1.10%
SBS Holdings, Inc.	220	271,685	1.23%
Senko Co., Ltd.	96,000	328,268	1.49%
Shin Nippon Air Technologies Co., Ltd.	62,600	390,091	1.77%
Skymark Airlines Inc.	5,200	83,322	0.38%
Takeei Corp.	27,300	278,535	1.26%
Toshiba Machine Co., Ltd.	60,000	320,759	1.45%
Toshin Group Co., Ltd.	12,000	336,842	1.53%
Weathernews, Inc.	19,900	452,650	2.05%
Yushin Precision Equipment Co., Ltd.	15,300	312,019	1.41%
		7,177,334	32.53%

Information Technology - 16.97%
Dwango Co., Ltd.	85	233,704	1.06%
Elecom Co., Ltd.	35,400	357,300	1.62%
Information Services International-Dentsu, Ltd.	47,700	326,037	1.48%
ITC Networks Corp.	46,800	279,599	1.27%
Macnica, Inc.	14,200	364,803	1.65%
Nifty Corp.	174	230,145	1.04%
Nippon Chemi-con Corp.	81,000	421,433	1.91%
SRA Holdings, Inc.	37,400	420,471	1.90%
Tamura Corp.	109,000	323,631	1.47%
UKC Holdings Corp.	15,000	192,020	0.87%
Works Applications Co., Ltd.	353	172,473	0.78%
Yamaichi Electronics Co., Ltd. (a)	82,700	423,830	1.92%
		3,745,446	16.97%
Materials - 7.44%
Fujikura Kasei Co., Ltd.	59,600	429,387	1.95%
NOF Corp.	56,000	292,840	1.33%
Tokyo Rope Manufacturing Co., Ltd.	81,000	263,368	1.19%
Tokyo Tekko Co., Ltd.	128,000	356,204	1.62%
Wood One Co., Ltd.	87,000	298,690	1.35%
		1,640,489	7.44%
TOTAL COMMON STOCKS (Cost $15,993,875)		$19,472,568	88.25%

SHORT-TERM INVESTMENTS - 12.04%
Money Market Funds - 12.04%
Federated Treasury Obligations Fund - Institutional Class
0.01% (b)	539,056	$539,056	2.44%
Federated Government Obligations - Institutional Class
0.02% (b)	1,059,000	1,059,000	4.80%
Fidelity Government Portfolio - Institutional Class
0.04% (b)	1,059,000	1,059,000	4.80%
TOTAL SHORT-TERM INVESTMENTS (Cost $2,657,056)		$2,657,056	12.04%

Total Investments (Cost 18,650,931) - 100.29%		22,129,624	100.29%
Liabilities in Excess of Other Assets - (0.29)%		(64,285)	(0.29)%
TOTAL NET ASSETS - 100.00%		$22,065,339	100.00%

Footnotes

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate listed is the fund's 7-day yield as of January 31, 2011.

The cost basis of investments for federal income tax purposes at January 31, 2011 was as follows*:

	Cost of investments	$18,871,328
	Gross unrealized appreciation	3,840,719
	Gross unrealized depreciation	(582,423)
	Net unrealized depreciation	$3,258,296

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2011

The fund has adopted authoritative fair valuation accounting standards which establish an an authoritative definition of fair value and set out a heirarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

Securities which are traded on a national or recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded.  Exchange-traded securities for which there were no transactions that day and debt securities are valued at the most recent bid prices. Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis. When a price for an underlying security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security, fair value pricing procedures have been adopted by the Board of Directors of the Funds. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Funds' NAV will reflect the affected portfolio securities' value as determined in the judgement of the Board of Trustees or its designee intead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other investment companies to calculate their net asset values are considered level 2 prices in the fair valuation hierarchy.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the fund's net assets as of January 31, 2011:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$-	$5,122,060	$-	$5,122,060
Consumer Staples	-	363,746	-	363,746
Financials	-	1,059,757	-	1,059,757
Health Care	-	363,736	-	363,736
Industrials	-	7,177,334	-	7,177,334
Information Technology	-	3,745,446	-	3,745,446
Materials	-	1,640,489	-	1,640,489
Total Common Stock	$-	$19,472,568	$-	$19,472,568

Short-Term Investments	$2,657,056	$-	$-	$2,657,056

Total Investments in Securities	$2,657,056	$19,472,568	$-	$22,129,624

Transfers between levels are recognized at the end of the reporting period. During the period ended January 31, 2011, the Fund recognized significant transfers to/from Level 1 or Level 2.

Level 2 Reconciliation Disclosure
The following amounts were transfers in/(out) of Level 2 assets:
		Common Stock
Transfers into Level 2 from Level 1		$ 19,472,568
Transfers out of Level 2 from Level 1		-
Net transfers in and/or out of Level 2		$ 19,472,568

Transfers were made out of Level 1 into Level 2 because securities prices were fair value adjusted by an independent third party service provider which utilized a fair value pricing methodology using observable inputs per the Fund's valuation procedures.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Hennessy SPARX Funds Trust

By (Signature and Title)         /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date        3/31/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date        3/31/11

By (Signature and Title)*            /s/ Teresa M. Nilsen
Teresa M. Nilsen
Treasurer
(Principal Executive Officer)

Date        3/31/11